Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events	14. Subsequent Events None.

18. Subsequent events

Share Issuance

On January 10, 2023, the Company issued 6,377,272 common shares in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ending December 31, 2022.

On March 31, 2023, the Company issued 8,464,288 common shares in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ending March 31, 2023.

Corporate Update

On February 28, 2023, the Company reported that it had temporarily paused discretionary projects and procurement activities until the completion of its financing initiatives. Primarily due to the inability to procure certain long-lead items that were planned to be ordered by February 2023, and longer estimated delivery times thereof, the Company now expects the Bunker Hill Mine restart to be achieved in 2024.

Teck Warrant Amendment

On March 15, 2023, the Company amended the exercise price of 10,416,667 common stock purchase warrants of the Company (the “Warrants”) and the expiry date of the warrants to March 31, 2023. The Warrants comprise units of the Company issued to Teck Resources Limited (“Teck”) on a private placement basis on May 13, 2022, in consideration for the Company’s acquisition of the Pend Oreille process plant. Each Warrant entitles the holder thereof to purchase one share of common stock of the Company (each, a “Warrant Share”) at an exercise price of C$0.37 per Warrant Share at any time on or prior to May 12, 2025. The Company amended the exercise price of the Warrants from C$0.37 to C$0.11 per Warrant Share (the “Amended Exercise Price”) and amend the expiry date from May 12, 2025, to March 31, 2023. Following the amendment of the terms of the warrants, Teck exercised all 10,416,667 warrants at an exercise price of C$0.11, for aggregate gross proceeds of approximately C$1,145,834 to the Company.

Termination of Prospectus Offering and Private Placement

On February 15, 2023, the Company reported that it intended to terminate its previously announced prospectus offering of Common Shares following its determination that effectiveness of a registration statement on Form S-1 would not be achievable in a time frame consistent with its capital requirements. Concurrently, the Company announced that it had entered into an agreement with a syndicate of agents in connection with a proposed private placement of up to C$9 million of special warrants of the Company (the “Special Warrants”).

On March 28, 2023, the Company announced the closing of its private placement of the Special Warrants by issuing 51,633,727 Special Warrants at a price of C$0.12 per Special Warrant, for aggregate gross proceeds of C$6,196,047.26. Each Unit consists of one share of common stock of the Company (each, a “Unit Share”) and one common stock purchase warrant of the Company (each, a “Warrant”). Each whole Warrant entitles the holder thereof to acquire one share of common stock of the Company (a “Warrant Share”, and together with the Unit Shares, the “Underlying Shares”) at an exercise price of C$0.15 per Warrant Share until March 27, 2026. In consideration for their services in connection with the Offering, a cash commission in the amount of C$211,461.38 is payable to the Agents. The Agents were also issued 2,070,258 compensation options (the “Compensation Options”). Each Compensation Option is exercisable to acquire one unit of the Company (a “Compensation Unit”) at the Issue Price for a period of 36 months from March 27, 2023, subject to adjustment in certain events. Each Compensation Unit consists of one share of common stock of the Company and one common stock purchase warrant of the Company (an “Agents’ Compensation Warrant”). Each Agents’ Compensation Warrant entitles the holder thereof to acquire one share of common stock of the Company (an “Agents’ Compensation Warrant Share”) at a price of C$0.15 per Agents’ Compensation Warrant Share until March 27, 2026.